ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Subsidiaries (Details)		12 Months Ended
	Jun. 08, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsidiaries included in the consolidation
Percentage of direct and indirect investment in capital stock	97.1198%
Banco Supervielle S.A.
Subsidiaries included in the consolidation
Percentage of direct and indirect investment in capital stock		99.90%	99.90%	99.90%
Proportion of voting rights held in subsidiary		99.87%	99.87%	99.87%
Cordial Compania Financiera S.A.
Subsidiaries included in the consolidation
Percentage of direct and indirect investment in capital stock			99.90%	99.90%
Tarjeta Automtica S.A.
Subsidiaries included in the consolidation
Percentage of direct and indirect investment in capital stock			99.91%	99.99%
Supervielle asset management S.A.[member]
Subsidiaries included in the consolidation
Percentage of direct and indirect investment in capital stock		100.00%	100.00%	100.00%
SofitalS.A.F. e I.I. [member]
Subsidiaries included in the consolidation
Percentage of direct and indirect investment in capital stock		100.00%	100.00%	100.00%
Espacio Cordial Servicios S.A.
Subsidiaries included in the consolidation
Percentage of direct and indirect investment in capital stock		100.00%	100.00%	100.00%
Supervielle Seguros S.A. [member]
Subsidiaries included in the consolidation
Percentage of direct and indirect investment in capital stock		100.00%	100.00%	100.00%
Micro Lending S.A.U.
Subsidiaries included in the consolidation
Percentage of direct and indirect investment in capital stock		100.00%	100.00%	100.00%
InvertirOnline S.A.U.
Subsidiaries included in the consolidation
Percentage of direct and indirect investment in capital stock		100.00%	100.00%	100.00%
Portal Integral de Inversiones S.A.U. {Member]
Subsidiaries included in the consolidation
Percentage of direct and indirect investment in capital stock		100.00%	100.00%	100.00%
IOL Holding S.A.
Subsidiaries included in the consolidation
Percentage of direct and indirect investment in capital stock		100.00%	100.00%	100.00%
Supervielle Productores Asesores de Seguros S.A
Subsidiaries included in the consolidation
Percentage of direct and indirect investment in capital stock		100.00%	100.00%	100.00%
Bolsillo Digital S.A.U.
Subsidiaries included in the consolidation
Percentage of direct and indirect investment in capital stock		100.00%	100.00%	100.00%
Supervielle Agente de Negociacin S.A.U. [Member]
Subsidiaries included in the consolidation
Percentage of direct and indirect investment in capital stock		100.00%	100.00%	100.00%
Dlar IOL S.A.U.
Subsidiaries included in the consolidation
Percentage of direct and indirect investment in capital stock		100.00%	100.00%	100.00%